MINING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests [Table Text Block]
	December 31, 2022	December 31, 2023
Depletable properties	$786,316	$832,820
Non-depletable properties (exploration and evaluation costs, exploration potential)	212,519	228,304
	$998,835	$1,061,124

Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]
Depletable properties	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non- producing Properties(1)	Total
Cost
At December 31, 2021	$286,196	$125,921	$122,735	$386,069	$494,569	$1,415,490
Additions	30,733	23,957	2,507	58,728	-	115,925
Transfer to assets held-for-sale (Note 14)	-	-	-	-	(279,399)	(279,399)
Change in decommissioning liabilities (Note 23)	(1,800)	1,518	(879)	1,241	(2,332)	(2,252)
Disposal of royalty portfolio (Note 14)	-	-	(1,721)	-	-	(1,721)
Transfer from non-depletable properties	-	-	2,098	30,503	-	32,601
At December 31, 2022	$315,129	$151,396	$124,740	$476,541	$212,838	$1,280,644
Additions	26,602	29,014	2,752	13,307	-	71,675
Change in decommissioning liabilities (Note 23)	(2,685)	816	(634)	(3,183)	152	(5,534)
Transfer from non-depletable properties	26,426	1,897	2,021	-	-	30,344
At December 31, 2023	$365,472	$183,123	$128,879	$486,665	$212,990	$1,377,129
Accumulated depletion, amortization and impairment
At December 31, 2021	($72,671)	($28,650)	($96,908)	($23,258)	($388,354)	($609,841)
Depletion and amortization	(30,800)	(12,652)	(4,336)	(28,125)	-	(75,913)
Reversal of impairment (Note 14)	-	-	-	-	8,203	8,203
Transfer to assets held-for-sale (Note 14)	-	-	-	-	235,448	235,448
Impairment (Note 14)	-	-	-	-	(5,721)	(5,721)
At December 31, 2022	($103,471)	($41,302)	($101,244)	($51,383)	($150,424)	($447,824)
Depletion and amortization	(34,059)	(18,698)	(5,454)	(6,650)	-	(64,861)
Impairment (Note 18)	-	-	-	(78,128)	-	(78,128)
At December 31, 2023	($137,530)	($60,000)	($106,698)	($136,161)	($150,424)	($590,813)
Carrying values
At December 31, 2022	$211,658	$110,094	$23,496	$425,158	$62,414	$832,820
At December 31, 2023	$227,942	$123,123	$22,181	$350,504	$62,566	$786,316

(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. La Guitarra and La Parrilla were classified as assets held-for- sale up to the date of disposition on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities have been derecognized (the net carrying value of the disposal group at December 31, 2022 was $44.0 million) (Note 14).

Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]
Non-depletable properties	San Dimas(a)	Santa Elena(b)	La Encantada(c)	Jerritt Canyon(d)	Non- producing Properties(1)	Exploration Projects(2)	Springpole Stream(e)	Total
At December 31, 2021	$29,186	$31,067	$4,640	$104,431	$38,752	$22,948	$11,856	$242,881
Exploration and evaluation expenditures	9,645	10,664	2,393	19,752	771	694	-	43,919
Change in liabilities	-	-	-	-	-	(153)	-	(153)
Impairment (Note 14)	-	-	-	-	(2,132)	-	-	(2,132)
Reversal of impairment	-	-	-	-	1,044	-	-	1,044
Metalla royalty	-	-	-	-	(15,485)	-	-	(15,485)
Transfer to assets held- for-sale (Note 14)	-	-	-	-	(9,169)	-	-	(9,169)
Transfer to depletable properties	-	-	(2,098)	(30,503)	-	-	-	(32,601)
At December 31, 2022	$38,831	$41,731	$4,935	$93,680	$13,781	$23,489	$11,856	$228,304
Exploration and evaluation expenditures	12,291	10,649	1,547	6,353	623	695	-	32,158
Change in decommissioning liabilities (Note 23)	-	-	-	-	-	(15)	-	(15)
Impairment (Note 18)	-	-	-	(17,388)	-	-		(17,388)
Disposal of La Joya	-	-	-	-	-	(196)	-	(196)
Transfer to depletable properties	(26,426)	(1,897)	(2,021)	-	-	-	-	(30,344)
At December 31, 2023	$24,696	$50,483	$4,461	$82,645	$14,404	$23,973	$11,856	$212,519

1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. La Guitarra and La Parrilla were classified as assets held-for- sale up to the date of disposition on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities have been derecognized (the net carrying value of the disposal group at December 31, 2022 was $9.2 million) (Note 14).

(2) Exploration projects include the La Luz, La Joya, Los Amoles, Jalisco Group of Properties and Jimenez del Tuel projects.